Organization and Nature of Business (Details)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Organization and Nature of Business [Line Items]
Entity incorporation date	Dec. 05, 2016
Active Mind Technology R&D Limited [Member]
Organization and Nature of Business [Line Items]
Subsidiary incorporation date	Jul. 16, 2010
Active Mind Technology Limited [Member]
Organization and Nature of Business [Line Items]
Subsidiary incorporation date	Apr. 18, 2008
Grafiti Group LLC [Member]
Organization and Nature of Business [Line Items]
Ownership percentage	76.00%	58.00%